Financial Risk Management - Average Exchange Rates Applied during Reporting Periods (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	1,363.09	1,306.12	1,291.15
Reporting date spot rate	1,470	1,289.4
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	9.01	9.32	9.85
Reporting date spot rate	9.36	9.13
CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	189.13	184.28	191.6
Reporting date spot rate	201.27	180.84
VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Average rate	0.0544	0.0548	0.0551
Reporting date spot rate	0.0577	0.0532